MONTHLY SERVICER'S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2012-2

Collection Period	8/1/12-8/31/12
Determination Date	9/10/2012
Distribution Date	9/17/2012

Pool Balance

1.	Pool Balance on the close of the last day of the preceding Collection Period				$887,276,339.56
2.	Collections allocable to Principal				$27,018,071.85
3.	Purchase Amount allocable to Principal				$0.00
4.	Defaulted Receivables				$203,746.44

5.	Pool Balance on the close of the last day of the related Collection Period				$860,054,521.27
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period				56,539
7.	Initial Pool Balance				$940,000,035.43

			Beginning of Period	End of Period
8.	Note Balances
	a.	Class A-1 Note Balance	$95,403,576.16		$68,453,976.06
	b.	Class A-2 Note Balance	$291,000,000.00		$291,000,000.00
	c.	Class A-3 Note Balance	$327,000,000.00		$327,000,000.00
	d.	Class A-4 Note Balance	$112,360,000.00		$112,360,000.00
	e.	Class B Note Balance	$19,740,000.00		$19,740,000.00
	f.	Class C Note Balance	$16,920,000.00		$16,920,000.00
	g.	Class D Note Balance	$15,980,000.00		$15,980,000.00

	h.	Note Balance (sum a - g)	$878,403,576.16		$851,453,976.06

9.	Pool Factors

	a.	Class A-1 Note Pool Factor	0.6076661		0.4360126
	b.	Class A-2 Note Pool Factor	1.0000000		1.0000000
	c.	Class A-3 Note Pool Factor	1.0000000		1.0000000
	d.	Class A-4 Note Pool Factor	1.0000000		1.0000000
	e.	Class B Note Pool Factor	1.0000000		1.0000000
	f.	Class C Note Pool Factor	1.0000000		1.0000000
	g.	Class D Note Pool Factor	1.0000000		1.0000000

	h.	Note Pool Factor	0.9344719		0.9058021

10.	Overcollateralization Target Amount				$8,600,545.21

11.	Current overcollateralization amount (Pool Balance - Note Balance)				$8,600,545.21

12.	Weighted Average Coupon			%	9.12%
13.	Weighted Average Original Term			months	65.74
14.	Weighted Average Remaining Term			months	58.71

Collections

15.	Finance Charges:
	a.	Collections allocable to Finance Charge			$6,991,010.06
	b.	Liquidation Proceeds allocable to Finance Charge			$0.00
	c.	Purchase Amount allocable to Finance Charge			$0.00

	d.	Available Finance Charge Collections (sum a - c)			$6,991,010.06

16.	Principal:
	a.	Collections allocable to Principal			$27,018,071.85
	b.	Liquidation Proceeds allocable to Principal			$109,444.28
	c.	Purchase Amount allocable to Principal			$0.00

	d.	Available Principal Collections (sum a - c)			$27,127,516.13

17.	Total Finance Charge and Principal Collections (15d+16d)		$34,118,526.19
18.	Interest Income from Collection Account		$3,481.18
19.	Simple Interest Advances		$0.00

20.	Available Collections (Ln17+18+19)		$34,122,007.37

Available Funds

21.	Available Collections		$34,122,007.37
22.	Reserve Account Draw Amount		$0.00

23.	Available Funds		$34,122,007.37

Application of Available Funds

24.	Servicing Fee
	a.	Monthly Servicing Fee	$739,396.95
	b.	Amount Unpaid from Prior Months	$0.00
	c.	Amount Paid	$739,396.95

	d.	Shortfall Amount (a + b—c)	$0.00

25.	Unreimbursed Servicer Advances		$0.00

26.	Backup Servicing Fees and Unpaid Transition Expenses
	a.	Monthly Servicing Fee	$5,545.48
	b.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	c.	Other Unpaid Backup Servicing Fees	$0.00
	d.	Amount Paid	$5,545.48

	e.	Shortfall Amount (a + b + c - d)	$0.00

27.	Class A Noteholder Interest Amounts
	a.	Class A-1 Monthly Interest	$25,528.49
	b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

	d.	Total Class A-1 Note Interest (sum a - c)	$25,528.49

	e.	Class A-2 Monthly Interest	$155,200.00
	f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g.	Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

	h.	Total Class A-2 Note Interest (sum e - g)	$155,200.00

	i.	Class A-3 Monthly Interest	$228,900.00
	j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

	l.	Total Class A-3 Note Interest (sum i - k)	$228,900.00

	m.	Class A-4 Monthly Interest	$108,614.67
	n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

	p.	Total Class A-4 Note Interest (sum m - o)	$108,614.67

28.	Priority Principal Distributable Amount		$0.00

29.	Class B Noteholder Interest Amount
	a.	Class B Monthly Interest	$28,458.50
	b.	Additional Note Interest related to Class B Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

	d.	Total Class B Note Interest (sum a - c)	$28,458.50

30.	Secondary Principal Distributable Amount		$0.00

31.	Class C Noteholder Interest Amount
	a.	Class C Monthly Interest	$29,328.00
	b.	Additional Note Interest related to Class C Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

	d.	Total Class C Note Interest (sum a - c)	$29,328.00

32.	Tertiary Principal Distributable Amount		$2,369,054.89

33.	Class D Noteholder Interest Amount
	a.	Class D Monthly Interest	$40,216.33
	b.	Additional Note Interest related to Class D Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

	d.	Total Class D Note Interest (sum a - c)	$40,216.33

34.	Quaternary Principal Distributable Amount		$15,980,000.00

35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))		$19,710,243.31

36.	Reserve Account Deficiency		$0.00

37.	Regular Principal Distributable Amount		$8,600,545.21

38.	Remaining Unpaid Servicer Transition Expenses, if any		$0.00

39.	Additional Servicing Fees, if any		$0.00

40.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any		$0.00

Collection Account Activity

41.	Deposits
	a.	Total Daily Deposits of Finance Charge Collections	$6,991,010.06
	b.	Total Daily Deposits of Principal Collections	$27,127,516.13
	c.	Withdrawal from Reserve Account	$0.00
	d.	Interest Income	$3,481.18

	e.	Total Deposits to Collection Account (sum a - d)	$34,122,007.37

42.	Withdrawals
	a.	Servicing Fee and Unreimbursed Servicer Advances	$739,396.95
	b.	Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$5,545.48
	c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$27,565,846.09
	d.	Deposit to Reserve Account	$0.00
	e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$5,811,218.85

	f.	Total Withdrawals from Collection Account (sum a - e)	$34,122,007.37

Note Payment Account Activity

43.	Deposits
	a.	Class A-1 Interest Distribution	$25,528.49
	b.	Class A-2 Interest Distribution	$155,200.00
	c.	Class A-3 Interest Distribution	$228,900.00
	d.	Class A-4 Interest Distribution	$108,614.67
	e.	Class B Interest Distribution	$28,458.50
	f.	Class C Interest Distribution	$29,328.00
	g.	Class D Interest Distribution	$40,216.33
	h.	Class A-1 Principal Distribution	$26,949,600.10
	i.	Class A-2 Principal Distribution	$0.00
	j.	Class A-3 Principal Distribution	$0.00
	k.	Class A-4 Principal Distribution	$0.00
	l.	Class B Principal Distribution	$0.00
	m.	Class C Principal Distribution	$0.00
	n.	Class D Principal Distribution	$0.00

	o.	Total Deposits to Note Payment Account (sum a - n)	$27,565,846.09

44.	Withdrawals
	a.	Class A-1 Distribution	$26,975,128.59
	b.	Class A-2 Distribution	$155,200.00
	c.	Class A-3 Distribution	$228,900.00
	d.	Class A-4 Distribution	$108,614.67
	e.	Class B Distribution	$28,458.50
	f.	Class C Distribution	$29,328.00
	g.	Class D Distribution	$40,216.33

	h.	Total Withdrawals from Note Payment Account (sum a - g)	$27,565,846.09

Certificate Payment Account Activity

45.	Deposits
	a.	Excess Collections	$5,811,218.85
	b.	Reserve Account surplus (Ln 55)	$284.34

	c.	Total Deposits to Certificate Payment Account (sum a - b)	$5,811,503.19

46.	Withdrawals
	a.	Certificateholder Distribution	$5,811,503.19

	b.	Total Withdrawals from Certificate Payment Account	$5,811,503.19

Required Reserve Account Amount
47.	Lesser of: (a or b)
	a.	$2,350,000.09	$2,350,000.09
	b.	Note Balance	$851,453,976.06

48.	Required Reserve Account Amount		$2,350,000.09

Reserve Account Reconciliation

49.	Beginning Balance (as of end of preceding Distribution Date)		$2,350,000.09
50.	Investment Earnings		$284.34
51.	Reserve Account Draw Amount		$0.00

52.	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)		$2,350,284.43
53.	Deposit from Available Funds (Ln 42d)		$0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist		$284.34

56.	Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)		$2,350,000.09
57.	Reserve Account Deficiency (Ln48 - Ln56)		$0.00

Instructions to the Trustee

58.	Amount to be deposited from the Reserve Account into the Collection Account		$0.00
59.	Amount to be paid to Servicer from the Collection Account		$739,396.95
60.	Amount to be paid to Backup Servicer from the Collection Account		$5,545.48
61.	Amount to be deposited from the Collection Account into the Note Payment Account		$27,565,846.09
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account		$5,811,218.85
63.	Amount to be deposited from the Collection Account into the Reserve Account		$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a.	the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b.	the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$284.34
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account		$26,975,128.59
66.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account		$155,200.00
67.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account		$228,900.00
68.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account		$108,614.67
69.	Amount to be paid to Class B Noteholders from the Note Payment Account		$28,458.50
70.	Amount to be paid to Class C Noteholders from the Note Payment Account		$29,328.00
71.	Amount to be paid to Class D Noteholders from the Note Payment Account		$40,216.33
72.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess
	Collections and Reserve Account surplus		$5,811,503.19

Net Loss and Delinquency Activity

73.	Net Losses with respect to preceding Collection Period			$94,302.16
74.	Cumulative Net Losses			$149,275.32
75.	Cumulative Net Loss Percentage			0.0159%

			Number of Loans	Principal Balance
76.	Delinquency Analysis

	a.	31 to 60 days past due	741	$9,705,054.76
	b.	61 to 90 days past due	208	$2,702,976.96
	c.	91 or more days past due	48	$722,559.32

	d.	Total Past Due (sum a-c)	997	13,130,591.04

Servicer Covenant
77.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter			$2,810,267,000.00
78.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?			Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on September 10, 2012.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Thomas W. Reedy

Name:	Thomas W. Reedy

Title:	Executive Vice President, Chief Financial Officer & Treasurer